Pension and Other Post-Employment Benefits - Recognised in PL related to pension and other staff related benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Pension costs and other staff-related benefit costs	€ 385	€ 381	€ 344
Net defined benefit assets liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	39	34	32
Past service cost			2
Net Interest cost	(4)	(4)	(8)
Effect of curtailment or settlement		(3)	(2)
Defined benefit plans	35	27	24
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(4)	(3)	(25)
Net Interest cost	2	3	3
Defined benefit plans	(1)	0	(22)
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	22	(2)	11
Net Interest cost		1	2
Effect of curtailment or settlement	(1)
Defined benefit plans	21	(1)	13
Total
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	57	29	18
Past service cost			2
Net Interest cost	(2)		(3)
Effect of curtailment or settlement	(1)	(3)	(2)
Defined benefit plans	54	26	15
Defined contribution plans	331	355	329
Pension costs and other staff-related benefit costs	€ 385	€ 381	€ 344